Annual Operating Expenses - FidelityPuritanFund-KPRO - FidelityPuritanFund-KPRO - Fidelity Puritan Fund - Fidelity Puritan Fund - Class K	Oct. 30, 2023
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.43%